SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 987	$ 707	$ 674
Amortization of right-of-use assets	470	466	509
Interest on lease liabilities	190	446	655
Total lease cost	$ 1,647	$ 1,619	$ 1,838